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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment            [_] Amendment Number: ____________

This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MSDC Management, L.P.
Address:  645 Fifth Avenue, 21st Floor
          New York, NY 10022

Form 13F File Number: 28-14878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc R. Lisker, Esq.
Title:  Managing Director, MSDC Management, L.P.
Phone:  (212) 303-1668

Signature, Place, and Date of Signing:

 /s/ Marc R. Lisker, Esq.      New York, NY     May 15, 2012
---------------------------  ----------------  --------------
       (Signature)            (City, State)        (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   35
Form 13F Information Table Value Total:   1,183,375 (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

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
Column 1                       Column 2      Column 3   Column 4       Column 5       Column 6  Column 7       Column 8
-------------------------- ----------------- --------- ---------- ------------------ ---------- -------- ---------------------
                                                                                                           Voting Authority
                                                         Value     Shrs or  SH/ Put/ Investment  Other   ---------------------
Name of Issuer              Title of Class     Cusip   (X $1,000)  prn amt  PRN Call Discretion Managers   Sole    Shared None
-------------------------- ----------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------ ----
ASIA PACIFIC WIRE & CABLE
 CO                        ORD               G0535E106    4,690   1,355,415 SH          SOLE             1,355,415    0     0
AUSTRALIA ACQUISITION
 CORP                      SHS               G06368107    4,280     420,000 SH          SOLE               420,000    0     0
ENERGY XXI (BERMUDA) LTD   USD UNRS SHS      G10082140  137,970   3,820,822 SH          SOLE             3,820,822    0     0
WEATHERFORD
 INTERNATIONAL LT          REG SHS           H27013103   51,525   3,414,485 SH          SOLE             3,414,485    0     0
ANADARKO PETE CORP         COM               032511107   40,094     511,800 SH  CALL    SOLE               511,800    0     0
ATLAS ENERGY LP            COM UNITS LP      04930A104   91,967   2,786,873 SH          SOLE             2,786,873    0     0
ATLAS RESOURCE PARTNERS
 LP                        COM UNT LTD PR    04941A101   38,477   1,380,578 SH          SOLE             1,380,578    0     0
CITIGROUP INC              COM NEW           172967424   14,611     399,760 SH          SOLE               399,760    0     0
CLEVELAND BIOLABS INC      COM               185860103      639     259,933 SH          SOLE               259,933    0     0
CONSOL ENERGY INC          COM               20854P109   23,053     676,048 SH          SOLE               676,048    0     0
EV ENERGY PARTNERS LP      COM UNITS         26926V107   27,474     394,803 SH          SOLE               394,803    0     0
GENERAL MTRS CO            COM               37045V100   22,083     860,935 SH          SOLE               860,935    0     0
GENERAL MTRS CO            *W EXP 07/10/201  37045V118   13,772     828,124 SH          SOLE               828,124    0     0
GENERAL MTRS CO            *W EXP 07/10/201  37045V126    9,275     828,124 SH          SOLE               828,124    0     0
GENERAL MTRS CO            JR PFD CNV SRB    37045V209    3,767      90,000 SH          SOLE                90,000    0     0
HALLIBURTON CO             COM               406216101   37,143   1,119,108 SH          SOLE             1,119,108    0     0
HALOZYME THERAPEUTICS
 INC                       COM               40637H109    5,104     400,000 SH          SOLE               400,000    0     0
HARVEST NATURAL
 RESOURCES IN              NOTE 8.250% 3/0   41754VAA1   11,628   9,000,000 PRN         SOLE                   N/A  N/A   N/A
HARVEST NATURAL
 RESOURCES IN              COM               41754V103    8,119   1,146,725 SH          SOLE             1,146,725    0     0
INTEROIL CORP              COM               460951106   26,332     512,200 SH  CALL    SOLE               512,200    0     0
ISHARES TR                 RUSSELL 2000      464287655  169,578   2,047,800 SH  PUT     SOLE             2,047,800    0     0
JPMORGAN CHASE & CO        COM               46625H100   16,093     350,000 SH          SOLE               350,000    0     0
JOURNAL COMMUNICATIONS
 INC                       CL A              481130102   24,947   4,431,109 SH          SOLE             4,431,109    0     0
LONE PINE RES INC          COM               54222A106   39,037   6,005,654 SH          SOLE             6,005,654    0     0
PDL BIOPHARMA INC          COM               69329Y104   35,085   5,520,775 SH          SOLE             5,520,775    0     0
PETROQUEST ENERGY INC      COM               716748108    6,734   1,096,700 SH          SOLE             1,096,700    0     0
PLAINS EXPL& PRODTN CO     COM               726505100   43,282   1,014,814 SH          SOLE             1,014,814    0     0
REGENCY ENERGY PARTNERS
 L P                       COM UNITS L P     75885Y107      803      32,645 SH          SOLE                32,645    0     0
SPDR SERIES TRUST          S&P OILGAS EXP    78464A730  147,260   2,587,600 SH  PUT     SOLE             2,587,600    0     0
SEMGROUP CORP              CL A              81663A105   27,270     935,812 SH          SOLE               935,812    0     0
SPECTRUM BRANDS HLDGS
 INC                       COM               84763R101   32,429     927,606 SH          SOLE               927,606    0     0
TRW AUTOMOTIVE HLDGS
 CORP                      COM               87264S106   19,843     427,200 SH          SOLE               427,200    0     0
VALERO ENERGY CORP NEW     COM               91913Y100   36,741   1,425,731 SH          SOLE             1,425,731    0     0
WILLIAMS PARTNERS L P      COM UNIT L P      96950F104    8,489     150,000 SH          SOLE               150,000    0     0
ZIOPHARM ONCOLOGY INC      COM               98973P101    3,780     700,000 SH          SOLE               700,000    0     0
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